UNAUDITED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	$ 196,046	¥ 1,395,651	$ 82,203	¥ 585,202	¥ 15,642,560
Short-term investment	0	0	2,247,507	16,000,000
Inventories	9,973	71,001	88,890	632,810	336,922
Amounts due from related parties	63,071	449,000	188,088	1,339,000	126,400
Prepayments and other current assets, net	1,021,811	7,274,273	344,730	2,454,136	9,331,891
Total current assets	1,290,901	9,189,925	2,951,418	21,011,148	25,437,773
Non-current assets:
Property and equipment, net	182,462	1,298,950	75,014	534,026	546,463
Operating lease right of use assets	1,073,688	7,643,582	932,314	6,637,141	5,469,166
Deferred offering cost	826,826	5,886,177	531,206	3,781,659	1,599,851
Goodwill	99,584	708,942	99,584	708,942	0
Total non-current assets	2,471,334	17,593,435	1,638,118	11,661,768	7,615,480
Total assets	3,762,235	26,783,360	4,589,536	32,672,916	33,053,253
Current liabilities:
Short-term borrowings			0	0	5,000,000
Accounts payable	1,081	7,694	823	5,856	0
Advance from customers	1,215,199	8,651,000	1,475,309	10,502,722	27,893,632
Taxes payable	1,936,044	13,782,699	1,462,780	10,413,532	4,383,897
Amounts due to related parties	1,199,385	8,538,422	2,824,796	20,109,722	19,173,936
Operating lease liabilities, current	248,688	1,770,413	254,821	1,814,071	1,081,370
Accrued expenses and other current liabilities	1,189,034	8,464,736	1,334,407	9,499,642	3,059,912
Total current liabilities	5,789,431	41,214,964	7,352,936	52,345,545	60,592,747
Non-current liabilities:
Operating lease liabilities, non-current	921,291	6,558,669	751,050	5,346,727	4,859,692
Total non-current liabilities	921,291	6,558,669	751,050	5,346,727	4,859,692
Total liabilities	6,710,722	47,773,633	8,103,986	57,692,272	65,452,439
Shareholders’ deficit:
Common stock value	5,000	36,102	5,000	36,102	36,102
Subscription receivable	(5,000)	(36,102)	(5,000)	(36,102)	(36,102)
Additional paid-in capital	1,456,665	10,370,000	1,404,692	10,000,000	9,955,000
Accumulated deficit	(4,385,832)	(31,222,736)	(4,888,353)	(34,800,182)	(42,354,186)
Total Mingde Technology Limited's shareholders' deficit	(2,929,167)	(20,852,736)	(3,483,661)	(24,800,182)	(32,399,186)
Non-controlling interests	(19,320)	(137,537)	(30,789)	(219,174)	(0)
Total shareholders’ deficit	(2,948,487)	(20,990,273)	(3,514,450)	(25,019,356)	(32,399,186)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	3,762,235	26,783,360	$ 4,589,536	32,672,916	¥ 33,053,253
Deferred tax assets, net	$ 288,774	¥ 2,055,784		¥ 0